Cost of sales (Detail) - Total cost of sales [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Cost of sales [line items]
Purchase of goods and services	€ (39,114)	€ (34,480)	€ (25,374)
Depreciation, amortization and impairment	(9,910)	(7,560)	(5,007)
Payroll expenses	(33,036)	(20,806)	(16,161)
Other	(239)	(106)	(164)
Total	€ (82,299)	€ (62,952)	€ (46,706)

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.